Derivative Liabilities (Details Textual)			6 Months Ended	12 Months Ended
	Dec. 17, 2013 USD ($) SecuredConvertibleDebentures	Nov. 04, 2013 USD ($) SecuredConvertibleDebentures	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivative Liabilities (Textual)
Capital contribution			$ 25,494
Derivative gain					$ 1,271
Fair value of derivative liability						$ 1,271
Convertible Debt Securities [Member]
Derivative Liabilities (Textual)
Secured convertible debentures interest rate	10.00%	10.00%
Term on secured convertible debentures	1 year	1 year
Conversion of features, description			The debentures carry a one-year term and are convertible into common stock at a conversion price equal to the lower of $400 or 80% of the previous day's closing price.	The debentures carry a one-year term and are convertible into common stock at a conversion price equal to the lower of $400.00 or 80% of the previous day's closing price.
Change in fair market value of conversion option liability			$ 6,088	$ 6,839	$ 5,229
Convertible debenture issued	$ 60,000	$ 50,000
Number of secured convertible debentures | SecuredConvertibleDebentures	2	2